Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Schedule of net revenues from related parties
	For the Years Ended December 31,
	2017	2016	2015
Heilongjiang Binteer	$-	$290,007	$1,213,905
Mojie	-	3,268	2,437,283
Jinna	-	1,391	-
Daqing Wanjieyuan	-	-	8,233
Total	$-	$294,666	$3,659,421

Schedule of accounts receivable from related parties
	December 31, 2017	December 31, 2016
Jinmo	$-	$1,063,137
Accounts receivable from related parties	-	1,063,137
Less: allowance for doubtful accounts	-	(2,160)
Accounts receivable from related parties, net	$-	$1,060,977

Schedule of allowance for doubtful accounts for accounts receivable from related parties
	December 31, 2017	December 31, 2016
Allowance for doubtful accounts, beginning balance	$-	$2,311
Increase	-	-
Decrease	-	-
Effects of foreign exchange rate	-	(151)
Allowance for doubtful accounts, ending balance	$-	$2,160

Schedule of due from related parties
	December 31, 2017	December 31, 2016
Yue Zhang	$-	$683
Jinmo	-	2,880
Total	$-	$3,563

Schedule of due to related parties
	December 31, 2017	December 31, 2016
Zhuo Zhang	$-	$1,084
Yuebiao Li	-	713,915
Total	$-	$714,999